Jan. 31, 2025
MassMutual Small Cap Opportunities Fund
INVESTMENT OBJECTIVE
This Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 96 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%(1)	None	None

(1)
Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None
Other Expenses	0.09%	0.19%	0.29%	0.39%	0.29%	0.34%	0.29%	0.19%
Total Annual Fund Operating Expenses	0.66%	0.76%	0.86%	0.96%	1.11%	1.16%	1.36%	0.76%
Expense Reimbursement	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	0.65%	0.75%	0.85%	0.95%	1.10%	1.15%	1.35%	0.75%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$66	$210	$367	$822
Class R5	$77	$242	$421	$941
Service Class	$87	$273	$476	$1,060
Administrative Class	$97	$305	$530	$1,177
Class R4	$112	$352	$611	$1,351
Class A	$661	$897	$1,152	$1,881
Class R3	$137	$430	$744	$1,634
Class Y	$77	$242	$421	$941

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund invests primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small-cap companies. Invesco Advisers currently considers “small-cap” companies to be those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index (as of December 31, 2024, between $6.12 million and $14.72 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities; however, it does not currently intend to invest substantially in foreign securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may invest in other types of securities such as real estate investment trusts (“REITs”) or other securities that are consistent with its investment objective. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
Invesco Advisers uses fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends, and general economic conditions may also be considered.
Invesco Advisers aims to maintain a broad diversification across all major economic sectors. In constructing the portfolio, Invesco Advisers seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, Invesco Advisers seeks to add value by selecting individual securities that it believes have superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
Invesco Advisers considers stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers. Invesco Advisers might sell a security if, for example, in its judgment, a stock’s price is approaching its target, a company’s competitive position deteriorates, a company’s management is performing poorly, or more attractive alternative investment ideas have been identified.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The returns in the bar chart do not reflect the deduction of any applicable Class A sales charge. If these charges were reflected, returns would be lower than those shown. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Annual Performance Class A Shares

Highest Quarter:	2Q ’20,	28.30%	Lowest Quarter:	1Q ’20,	–30.90%

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary.

		One Year	Five Years	Ten Years
Class A	Return Before Taxes	6.21%	8.79%	7.91%
	Return After Taxes on Distributions	4.16%	7.14%	6.10%
	Return After Taxes on Distributions and sales of Fund Shares	5.29%	6.74%	5.90%
Class I	Return Before Taxes	12.96%	10.62%	9.12%
Class R5	Return Before Taxes	12.84%	10.49%	9.00%
Service Class	Return Before Taxes	12.76%	10.40%	8.90%
Administrative Class	Return Before Taxes	12.65%	10.29%	8.79%
		One Year	Five Years	Ten Years
Class R4	Return Before Taxes	12.46%	10.12%	8.63%
Class R3	Return Before Taxes	12.17%	9.85%	8.36%
Class Y	Return Before Taxes	12.88%	10.51%	9.01%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)		11.54%	7.40%	7.82%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.